Real Estate Owned, Net - Component of lease expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Ground Lease
Real Estate
Operating lease cost (1)	$ 519,750	$ 316,125	$ 2,214,750	$ 1,264,500